Related party disclosures - Compensation of Directors and Other Members (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($) individual	Dec. 31, 2020 CAD ($) individual
Disclosure Of Related Party Disclosures [Line Items]
Short-term benefits	$ 4,654	$ 4,800
Equity based compensation	14,570	13,169
Key management personnel compensation	$ 19,224	$ 17,969
Key management personnel [member]
Disclosure Of Related Party Disclosures [Line Items]
Number of individuals included in the above amounts | individual	18	18